Commitments and Contingencies - Other Agreements (Details) $ in Millions	Dec. 31, 2022 USD ($)
Investment commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	$ 237
2024	132
2025	45
2026	20
2027	13
Total	447
Technology support and equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2023	17
2024	6
Total	$ 28